General Information - POSCO's Shareholders (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of shareholders [line items]
Number of shares	87,186,835	87,186,835	87,186,835
Ownership (%)	100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares	9,342,192
Ownership (%)	10.72%
Black rock fund advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	4,549,553
Ownership (%)	5.22%
Nippon Steel & Sumitomo Metal Corporation [member]
Disclosure of details of shareholders [line items]
Number of shares	2,894,712
Ownership (%)	3.32%
GIC private limited [member]
Disclosure of details of shareholders [line items]
Number of shares	2,016,887
Ownership (%)	2.31%
KB Financial Group Inc. and subsidiaries [member]
Disclosure of details of shareholders [line items]
Number of shares	2,001,820
Ownership (%)	2.30%
Other [member]
Disclosure of details of shareholders [line items]
Number of shares	66,381,671
Ownership (%)	76.13%